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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22162

The RAM Funds

(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2011

Date of reporting period:       May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The RAM Funds The RAM Small/Mid Cap Fund Semi-Annual Report May 31, 2011 (Unaudited)
Investment Adviser
Riazzi Asset Management, LLC
Dayton, OH

The RAM Funds

July 11, 2011

Stocks posted robust total returns during the six-month period ended May 31, 2011.  U.S. equity markets shrugged off the disaster in Japan and uncertainty regarding global debt and focused instead on the strength in corporate profits.  As we have been discussing since May 2010, equity market performance continued its rotation back toward what we consider to be higher quality, less cyclical companies.  We are pleased to report that the RAM Small/Mid Cap Fund (the “Fund”) delivered solid outperformance versus the benchmark. For the six months ended May 31, 2011, the RAM Small/Mid Cap Fund (Class A) returned 17.82%, excluding the impact of sales charges, versus 17.28% for the Russell 2500 Value Index.

With relatively few exceptions, performance was strong across most sectors.  The Fund’s focus on alternative credit providers in lieu of traditional banking institutions drove strong gains in our Financials exposure versus below-average returns for the benchmark sector.  EZCORP and First Cash Financial, which provide credit to the under-banked, continued their robust rally from last year.  From a macro perspective, the current domestic economic and employment backdrop remains favorable for these businesses, supplemented by compelling international growth prospects.  These are two of the Fund’s largest holdings, and are good examples of our mantra, that stock prices eventually reflect the fundamentals of the business.   Despite growing earnings at a robust clip even through the recession and credit crisis, the stocks lagged their benchmark for several quarters, only now to more than catch up with the market and reward our patience.  The Fund’s avoidance of credit exposure in the Financials sector has served it well over this economic cycle.

Our strategic overweight to Energy coupled with superior security selection significantly aided outperformance for the quarter.  Infrastructure providers to the oil patch gained on strong prospects for future orders as crude oil prices breeched $100/barrel.   Helix Energy, PetroHawk and KBR were a few of the best performers.

Other big winners for the quarter include International Coal Group which was acquired by Arch Coal; as well as Dollar Tree Stores, Wright Express and Verisign on the heels of strong earnings reports.

While most names in the portfolio posted positive performance for the quarter, Leapfrog was one of few outliers due to weak sales trends at the tail-end of 2010.  We will continue to monitor their results over the coming quarters, especially sales of their new tablet for children.  Lender Processing Services (LPS), which helps banks deal with mortgages and loan defaults, also posted a negative return as lenders continued to defer foreclosure proceeding for many delinquent borrowers.  However, we remain confident in the prospects for the business as the number of significantly delinquent loans and loans in foreclosure exceeds 4 million, of which a substantial number will eventually require the services provided by LPS.

Trading activity during the quarter was marked by rotation into new energy names offering diversification and compelling risk/reward profiles such as Sandridge, Complete Production, and International Coal Group.   New positions were also initiated in Valmont Industries and Quanta Services, which stand to benefit from the upgrade and expansion of the domestic electric grid.  To make room for new ideas, we also exited Navigant Consulting and Fidelity National Financial.

Toward the end of the period, debt concerns combined with soft economic data  weigh on market sentiment.  Uncertainty over the U.S. government’s resolution to the debt ceiling expiration and a rolling global debt crisis shook investor confidence.  The focus remains on the impact budget cuts and austerity measures will have upon global economic growth prospects.  In our view, a successful short-term resolution is necessary to alleviate uncertainty and stimulate business hiring and investment.

Concerns also began to bubble up about a summer swoon similar to last year’s as the Fed winds down its second quantitative easing program.  A slowdown in manufacturing activity, stubbornly high unemployment, and continued weakness in housing contributed to the market’s correction.  We believe, however, that it’s quite possible some of the near-term weakness can be explained by temporary factors including the disaster in Japan and a spike in energy prices.  While we expect the absence of these headwinds to lead to a reacceleration in the second half of the year, structural issues such as housing and unemployment will likely persist and restrain economic growth.

As the headwind of the strong low-quality rally dissipates we have returned to an environment which rewards our investment philosophy of owning great businesses at attractive prices. With history as our guide, we anticipate the market rotation back toward quality to be sustainable for the coming quarters.

Michelle Stevens, CFA                                                                           John Riazzi, CFA

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fee waivers have positively impacted the Fund’s performance over the relevant periods and without such waivers, Fund performance would have been lower. For information on the Fund’s current expense ratio please see the Financial Highlights table included in this Report. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end, are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit www.theramfunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The RAM Funds are distributed by Ultimus Fund Distributors, LLC.

The RAM Small/Mid Cap Fund
Portfolio Information
May 31, 2011 (Unaudited)

TEN LARGEST EQUITY HOLDINGS
% of
Company	Net Assets
EZCORP, Inc. - Class A	5.1%
First Cash Financial Services, Inc.	3.5%
CMS Energy Corp.	3.3%
Wright Express Corp.	3.2%
Dollar Tree, Inc.	3.1%
LTC Properties, Inc.	3.0%
Omega Healthcare Investors, Inc.	3.0%
KBR, Inc.	3.0%
HCC Insurance Holdings, Inc.	3.0%
ICU Medical, Inc.	2.9%

ASSET ALLOCATION
% of
Sector	Net Assets
Consumer Discretionary	15.1%
Energy	13.5%
Financials	24.2%
Health Care	8.3%
Industrials	17.3%
Information Technology	9.0%
Telecommunication Services	2.1%
Utilities	5.3%
Cash Equivalents, Other Assets and Liabilities	5.2%
100.0%

The RAM Small/Mid Cap Fund
Schedule of Investments
May 31, 2011 (Unaudited)
COMMON STOCKS — 94.8%	Shares	Value

Consumer Discretionary - 15.1%
Distributors - 1.5%
LKQ Corp. *	6,001	$159,567

Household Durables - 2.1%
Jarden Corp.	6,274	219,841

Leisure Equipment & Products - 1.0%
LeapFrog Enterprises, Inc. *	21,755	98,550

Media - 2.0%
John Wiley & Sons, Inc. - Class A	3,887	206,011

Multiline Retail - 4.6%
Big Lots, Inc. *	4,706	157,227
Dollar Tree, Inc. *	5,012	319,465
		476,692
Specialty Retail - 2.0%
Rent-A-Center, Inc.	6,479	210,308

Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. *	6,342	192,226

Energy - 13.5%
Energy Equipment & Services - 9.4%
Complete Production Services, Inc. *	6,956	230,870
Ensco plc - ADR	5,115	272,732
Helix Energy Solutions Group, Inc. *	7,024	123,060
McDermott International, Inc. *	11,593	246,003
Superior Energy Services, Inc. *	2,523	94,537
		967,202
Oil, Gas & Consumable Fuels - 4.1%
PetroHawk Energy Corp. *	8,115	214,804
SandRidge Energy, Inc. *	18,550	209,986
		424,790
Financials - 24.2%
Consumer Finance - 8.6%
EZCORP, Inc. - Class A *	15,958	523,263
First Cash Financial Services, Inc. *	8,729	364,436
		887,699
Insurance - 3.0%
HCC Insurance Holdings, Inc.	9,275	306,910

Real Estate Investment Trusts (REITs) - 9.7%
Annaly Capital Management, Inc.	10,230	185,470
BioMed Realty Trust, Inc.	9,343	191,438

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.8% (Continued)	Shares	Value

Financials - 24.2% (Continued)
Real Estate Investment Trusts (REITs) - 9.7% (Continued)
LTC Properties, Inc.	10,639	$314,063
Omega Healthcare Investors, Inc.	14,662	312,154
		1,003,125
Thrifts & Mortgage Finance - 2.9%
Beneficial Mutual Bancorp, Inc. *	16,299	137,075
Capitol Federal Financial, Inc.	13,776	164,623
		301,698
Health Care - 8.3%
Health Care Equipment & Supplies - 4.4%
CareFusion Corp. *	5,115	148,233
ICU Medical, Inc. *	7,024	304,561
		452,794
Life Sciences Tools & Services - 1.7%
ICON plc - ADR *	6,888	176,264

Pharmaceuticals - 2.2%
Warner Chilcott plc - Class A	9,411	226,899

Industrials - 17.3%
Aerospace & Defense - 1.8%
Triumph Group, Inc.	2,046	191,342

Commercial Services & Supplies - 2.3%
Republic Services, Inc.	7,433	234,288

Construction & Engineering - 5.2%
KBR, Inc.	8,320	310,502
Quanta Services, Inc. *	11,389	224,933
		535,435
Electrical Equipment - 2.0%
Babcock & Wilcox Co. (The) *	7,365	206,588

Machinery - 1.9%
Valmont Industries, Inc.	1,978	198,235

Marine - 1.5%
Navios Maritime Holdings, Inc.	29,120	155,210

Professional Services - 2.6%
FTI Consulting, Inc. *	7,161	273,335

Information Technology - 9.0%
Internet Software & Services - 2.4%
VeriSign, Inc.	7,092	248,362

IT Services - 6.6%
Fiserv, Inc. *	3,410	220,013
Lender Processing Services, Inc.	4,637	123,251
Wright Express Corp. *	6,206	334,876
		678,140

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.8% (Continued)	Shares	Value

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Windstream Corp.	16,094	$216,464

Utilities - 5.3%
Electric Utilities - 2.0%
UIL Holdings Corp.	6,138	203,352

Multi-Utilities - 3.3%
CMS Energy Corp.	17,322	345,401

Total Common Stocks (Cost $7,762,719)		$9,796,728

MONEY MARKET FUNDS — 5.0%	Shares	Value

Invesco Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.02% (a) (Cost $514,189)	514,189	$514,189

Total Investments at Value — 99.8% (Cost $8,276,908)		$10,310,917

Other Assets in Excess of Liabilities — 0.2%		23,207

Net Assets — 100.0%		$10,334,124

ADR - American Depositary Receipt

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund
Statement of Assets and Liabilities
May 31, 2011 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$8,276,908
At value (Note 1)	$10,310,917
Receivable for capital shares sold	237
Receivable from Adviser (Note 2)	11,474
Dividends receivable	551
Other assets	26,076
TOTAL ASSETS	10,349,255

LIABILITIES
Payable for capital shares redeemed	1,292
Payable to administrator (Note 2)	7,075
Accrued distribution fees (Note 2)	910
Other accrued expenses	5,854
TOTAL LIABILITIES	15,131

NET ASSETS	$10,334,124

Net assets consist of:
Paid-in capital	$7,958,496
Accumulated undistributed net investment income	19,082
Accumulated net realized gains from security transactions	322,537
Net unrealized appreciation on investments	2,034,009
Net assets	$10,334,124

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$1,205,047
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	80,631
Net asset value and redemption price per share (Note 1)	$14.95
Maximum offering price per share (Note 1)	$15.57

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$9,129,077
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	606,122
Net asset value, offering price and redemption price per share (Note 1)	$15.06

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund
Statement of Operations
For the Six Months Ended May 31, 2011 (Unaudited)
INVESTMENT INCOME
Dividends	$110,289

EXPENSES
Investment advisory fees (Note 2)	40,753
Compliance service fees (Note 2)	26,000
Professional fees	16,843
Transfer agent fees - Class A (Note 2)	7,500
Transfer agent fees - Class I (Note 2)	9,000
Fund accounting fees (Note 2)	15,709
Custody and bank service fees	10,365
Administration fees (Note 2)	10,200
Registration fees - Common	1,817
Registration fees - Class A	2,585
Registration fees - Class I	4,656
Insurance expense	3,357
Trustees' fees and expenses	2,957
Distribution expense - Class A (Note 2)	1,451
Other expenses	13,189
TOTAL EXPENSES	166,382
Fee reductions and expense reimbursements by the Adviser (Note 2):
Common	(90,848)
Class A	(10,085)
Class I	(13,656)
NET EXPENSES	51,793

NET INVESTMENT INCOME	58,496

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	344,607
Net change in unrealized appreciation (depreciation) on investments	1,140,597
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,485,204

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,543,700

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund
Statements of Changes in Net Assets
	Six Months
	Ended	Year
	May 31,	Ended
	2011	November 30,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$58,496	$184,638
Net realized gains from security transactions	344,607	513,422
Net change in unrealized appreciation (depreciation) on investments	1,140,597	127,702
Net increase in net assets from operations	1,543,700	825,762

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A	(21,306)	(20,471)
From net investment income, Class I	(138,659)	(64,277)
From net realized gains on investments, Class A	(68,971)	(17,972)
From net realized gains on investments, Class I	(462,769)	(63,742)
Decrease in net assets from distributions to shareholders	(691,705)	(166,462)

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold	50,028	330,270
Reinvestment of distributions to shareholders	72,075	22,690
Payments for shares redeemed	(167,465)	(1,161,296)
Net decrease in net assets from Class A capital share transactions	(45,362)	(808,336)
CLASS I
Proceeds from shares sold	954,269	2,105,281
Reinvestment of distributions to shareholders	580,003	125,068
Payments for shares redeemed	(613,062)	(1,772,640)
Net increase in net assets from Class I capital share transactions	921,210	457,709

TOTAL INCREASE IN NET ASSETS	1,727,843	308,673

NET ASSETS
Beginning of period	8,606,281	8,297,608
End of period	$10,334,124	$8,606,281

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$19,082	$120,551

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS A
Shares sold	3,416	24,481
Shares issued in reinvestment of distributions to shareholders	5,379	1,705
Shares redeemed	(11,943)	(88,408)
Net decrease in shares outstanding	(3,148)	(62,222)
Shares outstanding, beginning of period	83,779	146,001
Shares outstanding, end of period	80,631	83,779
CLASS I
Shares sold	66,479	157,131
Shares issued in reinvestment of distributions to shareholders	42,995	9,361
Shares redeemed	(42,764)	(132,480)
Net increase in shares outstanding	66,710	34,012
Shares outstanding, beginning of period	539,412	505,400
Shares outstanding, end of period	606,122	539,412

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund - Class A
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended		Year	Period
	May 31,		Ended	Ended
	2011		November 30,	November 30,
	(Unaudited)		2010	2009(a)

Net asset value at beginning of period	$13.74		$12.72	$10.00

Income from investment operations:
Net investment income	0.08		0.29	0.07
Net realized and unrealized gains on investments	2.24		1.00	2.68
Total from investment operations	2.32		1.29	2.75

Less distributions:
From net investment income	(0.26)		(0.14)	(0.03)
From net realized gains on investments	(0.85)		(0.13)	-
Total distributions	(1.11)		(0.27)	(0.03)

Net asset value at end of period	$14.95		$13.74	$12.72

Total return (b)	17.82%	(c)	10.18%	27.55%	(c)

Net assets at end of period (000's)	$1,205		$1,152	$1,857

Ratio of net expenses to average net assets (d)	1.30%	(e)	1.30%	1.30%	(e)

Ratio of net investment income to average net assets	1.09%	(e)	1.86%	0.72%	(e)

Portfolio turnover rate	20%	(c)	49%	35%	(c)

(a)	Represents the period from the commencement of operations (December 22, 2008) through November 30, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.  Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.93%(e),  3.91% and 9.05%(e) for the periods ended May 31, 2011, November 30, 2010 and 2009, respectively (Note 2).

(e)	Annualized.

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund - Class I
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended		Year	Period
	May 31,		Ended	Ended
	2011		November 30,	November 30,
	(Unaudited)		2010	2009(a)

Net asset value at beginning of period	$13.82		$12.74	$9.94

Income from investment operations:
Net investment income	0.09		0.29	0.03
Net realized and unrealized gains on investments	2.26		1.04	2.77
Total from investment operations	2.35		1.33	2.80

Less distributions:
From net investment income	(0.26)		(0.12)	-
From net realized gains on investments	(0.85)		(0.13)	-
Total distributions	(1.11)		(0.25)	-

Net asset value at end of period	$15.06		$13.82	$12.74

Total return (b)	17.87%	(c)	10.50%	28.17%	(c)

Net assets at end of period (000's)	$9,129		$7,455	$6,440

Ratio of net expenses to average net assets (d)	1.05%	(e)	1.05%	1.05%	(e)

Ratio of net investment income to average net assets	1.24%	(e)	2.18%	0.65%	(e)

Portfolio turnover rate	20%	(c)	49%	35%	(c)

(a)	Represents the period from the commencement of operations (April 1, 2009) through November 30, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.27%(e), 2.91% and 3.67%(e) for the periods ended May 31, 2011, November 30, 2010 and 2009, respectively (Note 2).

(e)	Annualized.

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund
Notes to Financial Statements
May 31, 2011 (Unaudited)

1.  Organization and Significant Accounting Policies

Organization

The RAM Small/Mid Cap Fund (the “Fund”) is a diversified series of The RAM Funds (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated December 20, 2007.  Class A shares of the Fund commenced operations on December 22, 2008.  Class I shares of the Fund commenced operations on April 1, 2009.

The Fund seeks to achieve long-term capital appreciation.

The Fund is authorized to issue two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares) and Class I shares (sold without any sales loads or distribution fees).  Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class A shares bear the expenses of distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

The following is a summary of the Fund’s significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Securities

The Fund’s portfolio securities, such as common stocks and shares of real estate investment trusts (“REITs”), are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost which approximates fair value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The RAM Small/Mid Cap Fund
Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks (including REITS)	$9,796,728	$-	$-	$9,796,728
Money Market Funds	514,189	-	-	514,189
Total	$10,310,917	$-	$-	$10,310,917

See the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the six months ended May 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2011.

Share Valuation

The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent.  The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price).  The offering price of Class I shares is equal to the net asset value per share.  The redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

Investment Income

Dividend income is recorded on the ex-dividend date.  Interest income is recognized on the accrual basis.  Discounts and premiums on fixed income securities purchased are amortized using the interest method.   Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s rules and rates.

Security Transactions

Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders

Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.

The RAM Small/Mid Cap Fund
Notes to Financial Statements (Continued)

The tax character of distributions paid during the periods ended November 30, 2010 and May 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions

The RAM Small/Mid Cap Fund - Class A
May 31, 2011	$62,814	$27,463	$90,277
November 30, 2010	$38,443	$-	$38,443

The RAM Small/Mid Cap Fund - Class I
May 31, 2011	$417,139	$184,289	$601,428
November 30, 2010	$128,019	$-	$128,019

Allocations Between Classes

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.  Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Tax

It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The RAM Small/Mid Cap Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of May 31, 2011:

Cost of portfolio investments	$8,294,746

Gross unrealized appreciation	$2,230,724
Gross unrealized depreciation	(214,553)
Net unrealized appreciation	2,016,171
Accumulated undistributed ordinary income	187,820
Other gains	171,637
Distributable earnings	$2,375,628

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2009 through November 30, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required as of or during the six months ended May 31, 2011.

2.  Investment Advisory Agreement and Transactions with Related Parties

Certain Trustees and officers of the Trust are affiliated with Riazzi Asset Management, LLC (the “Adviser”), or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Investment Advisory Agreement

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Fund pays the Adviser a monthly fee computed at the annual rate of 0.85% of its average daily net assets.  The Adviser has contractually agreed since the Fund’s commencement of operations to reduce its investment advisory fees and to reimburse other operating expenses to the extent necessary to limit annual ordinary operating expenses of the Fund’s Class A and Class I shares to 1.30% and 1.05%, respectively, of average daily net assets.  These contractual obligations expire on April 1, 2012.  For the six months ended May 31, 2011, the Adviser waived its entire investment advisory fee of $40,753 and reimbursed $50,095 of common expenses, $10,085 of Class A expenses and $13,656 of Class I expenses.  As of May 31, 2011, the Adviser owed the Fund $11,474.

Any such fee reductions or expense reimbursements by the Adviser are subject to recovery by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recovery does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limits.  As of May 31, 2011, the Adviser may in the future recover fee reductions and expense reimbursements totaling $422,788.  The Adviser may recover these amounts no later than the dates as stated below:

The RAM Small/Mid Cap Fund
Notes to Financial Statements (Continued)

November 30,	November 30,	May 31,
2012	2013	2014
$134,469	$173,730	$114,589

A Principal of the Adviser serves as Chief Compliance Officer of the Trust.  Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser.  The Trust pays the Adviser $48,000 annually for the services provided by the Chief Compliance Officer.

Administration Agreement

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund’s average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.  The fee payable to Ultimus is currently being discounted by 15% from the foregoing rates; such discount will terminate at the earlier of (i) three years from the date of commencement of the Fund’s operations or (ii) such time as the Fund’s net assets reach $20 million.

Accounting Services Agreement

Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $3,000 per month plus an asset-based fee of 0.01% of average daily net assets.  The base fee payable to Ultimus is currently being discounted by 15%; such discount will terminate at the earlier of (i) three years from the date of commencement of the Fund’s operations or (ii) such time as the Fund’s net assets reach $20 million.  In addition, the Fund pays all costs of external pricing services.

Transfer Agent and Shareholder Services Agreement

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $1,500 for a share class with 100 or more shareholder accounts.  The monthly minimum fee is $1,000 for a share class with 25 accounts or less and is $1,250 for a share class with more than 25 but less than 100 shareholder accounts.  In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

Distribution Agreement

Under the terms of a Distribution Agreement, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Fund.  The Distributor is a wholly owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.  In addition, during the six months ended May 31, 2011, the Distributor earned $40 of underwriting commissions on the sale of Class A shares of the Fund.

The RAM Small/Mid Cap Fund
Notes to Financial Statements (Continued)

Plans of Distribution

The Trust has adopted a plan of distribution (the “Plan”) under which Class A shares of the Fund may directly incur or reimburse the Adviser or the Distributor for certain expenses related to the distribution of Class A shares.  The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets attributable to Class A shares.  During the six months ended May 31, 2011, Class A shares of the Fund incurred distribution related expenses of $1,451 under the Plan.

3.  Investment Transactions

During the six months ended May 31, 2011, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $1,898,558 and $1,924,158, respectively.

4.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

5.  Recent Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  In general, the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2012.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund, if any, will be included in the November 30, 2012 Annual Report.

6.   Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The RAM Small/Mid Cap Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, possibly including front-end sales loads, and (2) ongoing costs, including management fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the period (December 1, 2010) and held until the end of the period (May 31, 2011).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

The RAM Small/Mid Cap Fund – Class A	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,178.20	$7.06

Based on Hypothetical 5% Return	$1,000.00	$1,018.45	$6.54

*Expenses are equal to The RAM Small/Mid Cap Fund – Class A’s annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The RAM Small/Mid Cap Fund
About Your Fund’s Expenses (Unaudited) (Continued)

The RAM Small/Mid Cap Fund – Class I	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,178.70	$5.70

Based on Hypothetical 5% Return	$1,000.00	$1,019.70	$5.29

*Expenses are equal to The RAM Small/Mid Cap Fund – Class I’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  These filings are available free of charge, upon request, by calling 1-888-884-8099.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	July 27, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 27, 2011

* Print the name and title of each signing officer under his or her signature.